Fair value measurement - Private warrant liabilities (Details) - Level 3 - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at beginning of period	¥ 8	¥ 22	¥ 4	¥ 12
Change in fair value	(5)	(8)	(1)	2
Foreign exchange impact	0	1	0	0
Financial liabilities at end of period	¥ 3	¥ 14	¥ 3	¥ 14